Segmental reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting

Presentation of segmental reporting
The Barclays Bank Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.

The Barclays Bank Group divisions have been, for segmental reporting purposes, defined as Corporate and Investment Bank and Consumer, Cards and Payments.
▪Corporate and Investment Bank which includes the Global Markets, Investment Banking and Corporate Banking businesses.
▪Consumer, Cards and Payments which includes the International Cards and Consumer Bank, Private Bank and Payments businesses.
The below table also includes Head Office which comprises head office and certain central support functions including the Barclays Bank Group service company full time equivalent employees.

Analysis of results by business

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2022
Total income	13,722	4,547	(75)	18,194
Operating expenses	(8,011)	(2,800)	(160)	(10,971)
Litigation and conduct	(1,189)	(230)	(8)	(1,427)
Total operating expenses	(9,200)	(3,030)	(168)	(12,398)
Other net income[a]	3	1	—	4
Profit before impairment	4,525	1,518	(243)	5,800
Credit impairment charges	(119)	(814)	—	(933)
Profit/(loss) before tax	4,406	704	(243)	4,867
Total assets (£bn)	1,111.2	79.9	12.4	1,203.5
Number of employees (full time equivalent)	8,000	2,900	11,000	21,900
Average number of employees (full time equivalent)				21,100

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	12,481	3,337	(410)	15,408
Operating expenses	(7,169)	(2,316)	(400)	(9,885)
Litigation and conduct	(237)	(108)	(29)	(374)
Total operating expenses	(7,406)	(2,424)	(429)	(10,259)
Other net income/(expenses)[a]	(8)	1	(1)	(8)
Profit before impairment	5,067	914	(840)	5,141
Credit impairment(charges)/releases	461	(185)	1	277
Profit/(loss) before tax	5,528	729	(839)	5,418
Total assets (£bn)	986.2	64.4	11.2	1,061.8
Number of employees (full time equivalent)	7,800	2,600	9,800	20,200
Average number of employees (full time equivalent)				20,300
Notes
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	12,607	3,490	(319)	15,778
Operating expenses	(7,125)	(2,132)	(126)	(9,383)
Litigation and conduct	(4)	(44)	(28)	(76)
Total operating expenses	(7,129)	(2,176)	(154)	(9,459)
Other net income[a]	16	114	3	133
Profit before impairment	5,494	1,428	(470)	6,452
Credit impairment charges	(1,565)	(1,720)	(92)	(3,377)
Profit/(loss) before tax	3,929	(292)	(562)	3,075
Total assets (£bn)	990.9	57.8	11.0	1,059.7
Number of employees (full time equivalent)	7,800	3,000	10,100	20,900
Average number of employees (full time equivalent)				20,145
Note
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

Income by geographic region[b]
	2022	2021	2020
For the year ended 31 December	£m	£m	£m
United Kingdom	7,962	4,585	4,954
Europe	2,320	2,358	2,119
Americas	6,516	7,326	7,590
Africa and Middle East	63	45	37
Asia	1,333	1,094	1,078
Total	18,194	15,408	15,778

Income from individual countries which represent more than 5% of total income[b]
	2022	2021	2020
For the year ended 31 December	£m	£m	£m
United Kingdom	7,962	4,585	4,954
United States	6,340	7,162	7,471
Note
b The geographical analysis is based on the location of the office where the transactions are recorded.